Other Income/Expenses - Summary of General, Administrative and Other Operating Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General, administrative and other operating expenses [abstract]
Wages, salaries and social security costs	₽ 7,769	₽ 11,654	₽ 9,382
Provision for legal claims, net	1,995	59	996
Office expenses	1,211	1,397	1,333
Audit and consulting services	631	569	570
Depreciation	605	716	690
Social expenses	406	452	387
Fines and penalties related to business contracts	303	487	236
Consumables	276	411	437
Banking charges and services	271	268	168
Rent	165	259	259
Business trips	132	136	165
Write off of accounts receivable	109	113	247
Loss from disposal of property, plant and equipment	34	57	806
Other	1,683	2,213	1,624
Total	₽ 15,590	₽ 18,791	₽ 17,300